Share-Based Compensation - Restricted Share Grant Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of RSUs
Unvested, beginning balance	143,513	75,120
Granted	131,542	93,675
Vested	(28,194)	(25,282)
Forfeited	(3,673)
Unvested, ending balance	243,188	143,513	75,120
Weighted-average grant date fair value
Unvested, beginning balance	$ 13.82	$ 15.93
Granted	12.04	12.77
Vested	12.77	16.17
Forfeited	14.16
Unvested, ending balance	$ 12.98	$ 13.82	$ 15.93
Aggregated intrinsic value
Aggregated intrinsic value	$ 2,285,967	$ 1,413,603	$ 698,616
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 3 months 18 days	1 year 5 months 26 days	1 year 7 months 2 days